Share-based Payments Arrangement - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions									12 Months Ended
	Sep. 26, 2023 $ / shares shares	May 31, 2022 $ / shares shares	Feb. 26, 2021 $ / shares shares	Feb. 20, 2021 $ / shares shares	Nov. 13, 2020 $ / shares shares	Dec. 20, 2019 $ / shares shares	Oct. 31, 2018 $ / shares shares	Dec. 19, 2017 $ / shares shares	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Oct. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares	Sep. 30, 2023 $ / shares	Aug. 31, 2023 $ / shares	Jul. 31, 2022 $ / shares	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs									$ 8.0	$ 0	$ 8.0	$ 16.0
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares					1,000		1,000	1,000
Option expire period					five years		five years	five years
Vesting period					two years		two years	two years
Compensation costs | $									$ 2.7		$ 5.0	$ 8.8
Exercise Price					$ 206		$ 147	$ 147
Shares issued | shares					200		50	950
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options												0						213.25
Exercise Price								$ 128.7									$ 124.7
Exercise price												$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options												0						10.5
Exercise Price							$ 134.5										130.3
Exercise price												$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options									7		93	142.25						194
Exercise Price					$ 199.7									$ 166.5		$ 171.7	$ 193.5
Exercise price									$ 166.5		$ 0	$ 193.5
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares				1,000		1,000
Compensation costs | $									$ 0.2		$ 0.5	$ 5.1
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period						five years
Vesting period						one year
Outstanding stock options									0		40	1,083						3,174
Exercise Price						$ 19.085
Shares issued | shares						4,500
Exercise price									$ 0		$ 19.085	$ 19.085
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period				five years
Vesting period				one year
Outstanding stock options									655		1,519	2,343						3,324
Exercise Price				$ 19.085
Shares issued | shares				3,500
Exercise price									$ 19.085		$ 19.085	$ 19.085
C L P T Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000	1,000	1,000
Option expire period	four years	four years	four years
Vesting period	two years	two years	two years
Compensation costs | $									$ 4.9		$ 2.9	$ 1.5
Exercise Price	$ 16.87	$ 16.87	$ 16.87
Shares issued | shares	755	600	690
C L P T Plan | Granted on February 26, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options									25		440	510						550
Exercise Price			$ 15.9										$ 13.3		$ 14.4
Exercise price									$ 13.3		$ 14.4	$ 0
C L P T Plan | Granted on May 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options									220		440	440						0
Exercise Price		$ 16.87											14.1		15.3
Exercise price									$ 0		$ 0	$ 0
C L P T Plan | Granted on September 26, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options									750		755	0
Exercise Price	$ 16.87												$ 14.1		$ 15.3
Exercise price									$ 0		$ 0